Tax Effects of Temporary Differences Related to Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Allowance for loan losses	$ 305	$ 506
Stock based compensation	373	350
Allowance for losses on foreclosed real estate	104	101
Deferred compensation	748	696
Intangible assets	138	116
Non-accrual loan interest	38	87
Unrealized losses on securities available for sale	0	218
Alternative minimum taxes	0	18
Total deferred tax assets	1,706	2,092
Deferred tax liabilities
Depreciation	(256)	(256)
Deferred loan costs, net	(205)	(238)
Accretion	(2)	(3)
FHLB stock dividends	(510)	(583)
Mortgage servicing rights	(25)	(30)
Employee benefit expense	(195)	(238)
Unrealized gains on securities available for sale	(20)	0
Total deferred tax liabilities	(1,213)	(1,348)
Net deferred tax asset	$ 493	$ 744